Note 9 - Share Capital (Details Textual) - CAD ($)		3 Months Ended		6 Months Ended
	Sep. 21, 2022	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023	Oct. 31, 2023
Statement Line Items [Line Items]
Shares purchased and cancelled during period (in shares)	1,700,000	419,500			1,241,796
Number of shares repurchased and cancelled, percentage of public float	9.54%
Reduction of issued capital			$ 4,200,000		$ 12,600,000
Total expense from share-based payment transactions		$ 72,000	192,000	$ 204,000	535,000
Retained earnings [member]
Statement Line Items [Line Items]
Reduction of issued capital			600,000		1,800,000
Ordinary shares [member]
Statement Line Items [Line Items]
Number of shares outstanding at end of period (in shares)		25,964,424		25,964,424		25,964,424
Ordinary shares [member] | Issued capital [member]
Statement Line Items [Line Items]
Reduction of issued capital		$ (0)	$ 3,632,000	$ (0)	$ 10,749,000
Series 1 preferred shares [member]
Statement Line Items [Line Items]
Number of shares outstanding at end of period (in shares)		1,461,460		1,461,460		1,461,460
Dividends paid, other shares per share (in CAD per share)				$ 0.6772
Dividend, annual yield				6.772%
Dividends rate, period for reset (Year)				5 years
Dividend rate, adjustment				5.43%
Preferred shares, period for mandatory redemption (Year)				5 years
Par value per share (in CAD per share)		$ 10		$ 10